Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 90,059	$ 78,420
Other financial assets	32,517	55,615
Marketable securities	27,461	27,525
Other current assets	4,909	2,529
Total current assets	154,946	164,089
Non-current assets
Marketable securities	43,806	61,142
Property, plant and equipment	859	1,069
Total non-current assets	44,665	62,211
Total assets	199,611	226,300
Current liabilities
Trade payables	2,946	3,490
Lease liability	275	343
Other current liabilities	6,566	2,868
Total current liabilities	9,787	6,701
Non-current liabilities
Lease liability	458	631
Total non-current liabilities	458	631
Total liabilities	10,245	7,332
Equity attributable to owners
Share capital	1,301	1,301
Additional paid-in capital	291,463	291,463
Other reserves	4,866	4,651
Foreign currency translation reserve	(10,620)	(10,507)
Accumulated deficit	(97,644)	(67,940)
Total equity	189,366	218,968
Total liabilities and equity	$ 199,611	$ 226,300